Document and Entity Information	Mar. 01, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2016
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Mar. 01, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Dec. 29, 2015
Direxion Monthly 7-10 Year Treasury Bull 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXKLX
Direxion Monthly 7-10 Year Treasury Bear 2X Fund | Investor Class
Prospectus:
Trading Symbol	DXKSX